BORROWINGS - Interest rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Unsecured borrowings
Debt Instrument [Line Items]
Weighted average interest rate, short term	2.78%	3.19%
Weighted average interest rate, long term	2.93%	3.16%
Secured borrowings | Minimum
Debt Instrument [Line Items]
Fixed annual interest rate	2.50%
Secured borrowings | Maximum
Debt Instrument [Line Items]
Fixed annual interest rate	6.12%